Borrowings (Details) - Borrowings [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Within 1 year	¥ 12,297,621
Between 1 to 2 years	4,311,731
Between 2 to 3 years	442,393
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0